INCOME PER SHARE	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 21 -	INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2013	2014	2015

Numerator:
Net income attributable to the Company - basic	$51,994	$69,620	$96,527

Net income attributable to the Company - diluted(i)	$51,994	$69,620	$96,877

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	56,167,592	57,926,333	58,612,596
Effect of dilutive securities
Convertible Bond	-	-	644,850
Share options	206,506	482,623	839,425
Restricted shares	38,371	17,686	37,332
Weighted average ordinary shares outstanding used in computing diluted income per share	56,412,469	58,426,642	60,134,203

Income per share - basic	$0.93	1.20	1.65

Income per share - diluted	$0.92	1.19	1.61

(i) For the year ended June 30, 2015, interest accretion related to the Convertible Bond of $350 is added back to derive net income attributable to the Company for computing diluted income per share.

Vested and unissued restricted shares of 39,375, 60,625 and 58,726 shares are included in the computation of basic and diluted income per share for the years ended June 30, 2013, 2014 and 2015, respectively.

The impact of the contingent consideration for acquisition of subsidiaries have not been included in the computation of diluted income per share for the year ended June 30, 2013 due to the fact that contingently issuable ordinary shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period. For the year ended June 30, 2014, as the performance target was achieved for the first instalment of the Incentive Shares for Bond, hence 648,697 shares were issuable as of June 30, 2014. These shares were included in the computation of basic and diluted income per share. However, the second installment of Incentive Shares for Bond and Premium Shares for Bond has been excluded from the computation of diluted income per share because the contingently issuable common shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period. For the year ended June 30, 2015, Bond has achieved the pre-determined performance target (note 3), and the second installment of Incentive Shares for Bond and Premium Shares for Bond with 461,107 shares and 166,471 shares respectively are issuable and have been included in the computation of basic and diluted income per share for year ended June 30, 2015.